Details of Significant Accounts - Other gains and losses, schedule of other gains and losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Details of Significant Accounts
Foreign exchange gains (losses)	$ 34	$ 1,303	$ (893)
Gains (losses) on financial liabilities at fair value through profit or loss	1,641	(93,777)	(150,745)
Other gains and losses	$ 1,675	$ (92,474)	$ (151,638)